Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	26,317	25,142
Carrying amount | $	$ 2,910	$ 3,160
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,786	5,429
Carrying amount | $	$ 641	$ 684
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	9,934	9,398
Carrying amount | $	$ 1,098	$ 1,182
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,808	6,006
Carrying amount | $	$ 643	$ 757
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,654	2,537
Carrying amount | $	$ 294	$ 319
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,135	1,772
Carrying amount | $	$ 234	$ 218